Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement (Detail) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Income from reinsurance ceded	€ 3,965	€ 3,586	€ 3,791
Policyholder claims and benefits	42,006	56,856	10,614
Commissions and expenses	5,983	6,153	6,224
Income tax benefit/(expense)	(229)	217	39
Net income / (loss)	(135)	1,236	707
Net income / (loss) attributable to:
Owners of Aegon N.V	(146)	€ 1,235	706
Non-controlling interests	€ 11		€ 1
Earnings per share (EUR per share)
Basic earnings per common	€ (0.09)	€ 0.56	€ 0.29
Diluted earnings per common	€ (0.09)	€ 0.56	€ 0.29
Earnings per common share calculation
Net income/(loss) attributable to owner	€ (146)	€ 1,235	€ 706
Weighted average number of common shares B outstanding (in million)	2,044	2,042	2,036
Net income/(loss)	€ (135)	€ 1,236	€ 707
Gains / (losses) on revaluation of available-for-sale investments	2,990	3,477	(2,144)
Total comprehensive income / (loss)	372	3,473	(402)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	316	3,474	(403)
Non-controlling interests	55	(1)	2
Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Income tax benefit/(expense)	39	40
Net income / (loss)	(146)	(141)	(122)
Net income / (loss) attributable to:
Owners of Aegon N.V	(146)	1,235	706
Earnings per common share calculation
Net income/(loss) attributable to owner	(146)	1,235	706
Net income/(loss)	€ (146)	(141)	(122)
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Income from reinsurance ceded		3,532	3,740
Policyholder claims and benefits		56,797	10,557
Commissions and expenses		6,153	6,224
Income tax benefit/(expense)		(218)	(40)
Net income / (loss)		1,239	711
Net income / (loss) attributable to:
Owners of Aegon N.V		€ 1,239	710
Non-controlling interests			€ 1
Earnings per share (EUR per share)
Basic earnings per common		€ 0.56	€ 0.29
Diluted earnings per common		€ 0.56	€ 0.29
Earnings per common share calculation
Net income/(loss) attributable to owner		€ 1,239	€ 710
Coupons on perpetual securities		(88)	(102)
Coupon on non-cumulative subordinated notes			(11)
Net income/(loss) attributable to owners for basic earnings per share calculation		€ 1,151	€ 597
Weighted average number of common shares B outstanding (in million)		2,042	2,036
Net income/(loss)		€ 1,239	€ 711
Gains / (losses) on revaluation of available-for-sale investments		3,471	(2,142)
Movement in foreign currency translation and net foreign investment hedging reserves		314	602
Income tax relating to items that may be reclassified		(632)	494
Total comprehensive income / (loss)		3,471	(396)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.		3,472	(398)
Non-controlling interests		(1)	€ 2
Previously stated [member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income / (loss)		1,379
Earnings per common share calculation
Net income/(loss)		1,379
Total comprehensive income/ (loss) attributable to:
Impact on net income		€ 1,239
Previously stated [member] | CommonStockSeriesB [Member]
Earnings per share (EUR per share)
Basic earnings per common		€ 0.01	€ 0.01
Diluted earnings per common		€ 0.01	€ 0.01
Earnings per common share calculation
Weighted average number of common shares B outstanding (in million)		572	571
Accounting Policy Change Liability Adequacy Testing [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Income from reinsurance ceded		€ 54	€ 52
Policyholder claims and benefits		58	57
Commissions and expenses		(1)
Income tax benefit/(expense)		1	1
Net income / (loss)		(3)	(4)
Net income / (loss) attributable to:
Owners of Aegon N.V		(3)	(4)
Earnings per common share calculation
Net income/(loss) attributable to owner		(3)	(4)
Net income/(loss) attributable to owners for basic earnings per share calculation		(3)	(4)
Net income/(loss)		(3)	(4)
Gains / (losses) on revaluation of available-for-sale investments		7	(2)
Income tax relating to items that may be reclassified		(1)	0
Total comprehensive income / (loss)		2	(6)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.		2	(6)
Non-controlling interests		0
Accounting Policy Change Liability Adequacy Testing [member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income / (loss)		(3)
Earnings per common share calculation
Net income/(loss)		(3)
Total comprehensive income/ (loss) attributable to:
Impact on net income		(3)
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Income from reinsurance ceded		3,586	3,791
Policyholder claims and benefits		56,856	10,614
Commissions and expenses		6,153	6,224
Income tax benefit/(expense)		(217)	(39)
Net income / (loss)		1,236	707
Net income / (loss) attributable to:
Owners of Aegon N.V		€ 1,235	706
Non-controlling interests			€ 1
Earnings per share (EUR per share)
Basic earnings per common		€ 0.56	€ 0.29
Diluted earnings per common		€ 0.56	€ 0.29
Earnings per common share calculation
Net income/(loss) attributable to owner		€ 1,235	€ 706
Coupons on perpetual securities		(88)	(102)
Coupon on non-cumulative subordinated notes			(11)
Net income/(loss) attributable to owners for basic earnings per share calculation		€ 1,148	€ 594
Weighted average number of common shares B outstanding (in million)		2,042	2,036
Net income/(loss)		€ 1,236	€ 707
Gains / (losses) on revaluation of available-for-sale investments		3,477	(2,144)
Movement in foreign currency translation and net foreign investment hedging reserves		314	602
Income tax relating to items that may be reclassified		(634)	494
Total comprehensive income / (loss)		3,473	(402)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.		3,474	(403)
Non-controlling interests		(1)	€ 2
As Restated [Member] | Aegon N.V [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement [Line Items]
Net income / (loss)		1,376
Earnings per common share calculation
Net income/(loss)		1,376
Total comprehensive income/ (loss) attributable to:
Impact on net income		€ 1,235
As Restated [Member] | CommonStockSeriesB [Member]
Earnings per share (EUR per share)
Basic earnings per common		€ 0.01	€ 0.01
Diluted earnings per common		€ 0.01	€ 0.01
Earnings per common share calculation
Weighted average number of common shares B outstanding (in million)		572	571